Finance Expense	6 Months Ended
Jun. 30, 2026
Finance Cost [Abstract]
Finance expense
3. Finance expense

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
	£	£	£	£
Revaluation loss from derivative financial instruments	—	(12,648)	—	(12,648)

The
non-cash
revaluation loss from derivative financial instruments of £12.6 million for the six months ended June 30, 2025 related to the fair value remeasurement of Series A and Series B warrants.